UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2005
Check here if Amendment [   ]; Amendment Number:___
This Amendment (Check only one):
[    ] is a restatement.
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management, Inc.
Address: 220 East 42nd St.
               New York NY 10017

Form 13F File Number: 028-10731

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all infor-mation contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas F. Flynn
Title:           Treasurer
Phone:         212-476-9261

Signature, Place and Date of Signing:

Thomas F. Flynn    New York NY  October 25, 2005

Report Type (Check only one):
[   X ]  13F HOLDINGS REPORT.
[    ]  13F NOTICE.
[    ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    -0-
Form 13F Information Table Entry Total:             41
Form 13F Information Table Value Total:        $170,849

List of Other Included Managers: NONE


Name Of issuer	Title Of Class	Cusip	Market Value 	Shares/Prn Amt	SH/Prn	PUT	Investment 	Managers	Sole	Shared	None
			* 1000			/CALL	Discretion
AP PHARMA INC	COMMON STOCK	00202J104	1138	654000	SH		SOLE		654000
ABAXIS INC	COMMON STOCK	002567105	6758	504000	SH		SOLE		504000
ACCESS PHARMACEUTICALS INC	COMMON STOCK	00431M209	533	606100	SH		SOLE		606100
AMERICAN MEDICAL ALERT CORP	COMMON STOCK	027904101	2411	345000	SH		SOLE		345000
BRILLIAN CORPORATION	COMMON STOCK	10949P107	337	100000	SH		SOLE		100000
CELADON GROUP INC	COMMON STOCK	150838100	7858	352366	SH		SOLE		352366
COLUMBIA LABORATORIES INC	COMMON STOCK	197779101	6591	1752800	SH		SOLE		1752800
DOT HILL SYS CORP	COMMON STOCK	25848T109	13821	2053700	SH		SOLE		2053700
EP MEDSYSTEMS INC	COMMON STOCK	26881P103	1596	595600	SH		SOLE		595600
EPLUS INC	COMMON STOCK	294268107	261	20000	SH		SOLE		20000
FORGENT NETWORKS INC	COMMON STOCK	34629U103	1529	1115632	SH		SOLE		1115632
***FUEL-TECH NV	COMMON STOCK	359523107	7005	757280	SH		SOLE		757280
GP STRATEGIES CORP	COMMON STOCK	36225V104	4779	530400	SH		SOLE		530400
HARRIS INTERACTIVE INC	COMMON STOCK	414549105	2672	625668	SH		SOLE		625668
HYPERCOM CORP	COMMON STOCK	44913M105	4430	679400	SH		SOLE		679400
IMERGENT INC	COMMON STOCK	45247Q100	6484	1164100	SH		SOLE		1164100
INDUSTRIAL DISTRIBUTION GROUP	COMMON STOCK	456061100	4675	507000	SH		SOLE		507000
INFOCROSSING INC	COMMON STOCK	45664X109	4973	541123	SH		SOLE		541123
***INFONOW CORPORATION	COMMON STOCK	456664309	225	460000	SH		SOLE		460000
INTER TEL INC	COMMON STOCK	458372109	3534	168300	SH		SOLE		168300
JARDEN CORPORATION	COMMON STOCK	471109108	1232	30000	SH		SOLE		30000
JONES APPAREL GROUP INC	COMMON STOCK	480074103	4304	151000	SH		SOLE		151000
LANDEC CORP	COMMON STOCK	514766104	2713	371000	SH		SOLE		371000
LIFETIME BRANDS INC	COMMON STOCK	53222Q103	3950	147149	SH		SOLE		147149
***MDC PARTNERS INC	COMMON STOCK	552697104	10444	1451300	SH		SOLE		1451300
MIKOHN GAMING CORP	COMMON STOCK	59862K108	1904	143298	SH		SOLE		143298
MONOLITHIC SYSTEM TECHNOLOGY	COMMON STOCK	609842109	8278	1513350	SH		SOLE		1513350
NAPCO SECURITY SYSTEMS INC	COMMON STOCK	630402105	3968	290452	SH		SOLE		290452
NATIONAL PATENT DEVELOPMENT	COMMON STOCK	637132101	520	200000	SH		SOLE		200000
NESTOR INC	COMMON STOCK	641074505	4066	640900	SH		SOLE		640900
ORTHOVITA INC	COMMON STOCK	68750U102	90	21020	SH		SOLE		21020
PENN TREATY AMERICAN CORP	COMMON STOCK	707874400	903	100000	SH		SOLE		100000
PHOTOMEDEX INC	COMMON STOCK	719358103	5252	2525000	SH		SOLE		2525000
REWARDS NETWORK INC	COMMON STOCK	761557107	1981	290100	SH		SOLE		290100
S1 CORP	COMMON STOCK	78463B101	418	106800	SH		SOLE		106800
SOURCE INTERLINK COMPANIES INC	COMMON STOCK	836151209	7405	669500	SH		SOLE		669500
STAR SCIENTIFIC INC	COMMON STOCK	85517P101	3394	1010000	SH		SOLE		1010000
ULTIMATE SOFTWARE GROUP INC	COMMON STOCK	90385D107	1842	100000	SH		SOLE		100000
UNIVERSAL ELECTRONICS INC	COMMON STOCK	913483103	9286	537065	SH		SOLE		537065
WORLD FUEL SERVICES CORP	COMMON STOCK	981475106	9738	300100	SH		SOLE		300100
***AMERICAN SAFETY INSURANCE	COMMON STOCK	G02995101	7551	438000	SH		SOLE		438000

			170849				No. of Other Managers	0
